Financial Instruments - Summary of Trade Receivables Ageing Schedule (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Less: Allowance for credit loss	$ 117	$ 113	$ 103	$ 93
Total Trade receivables	3,094	2,995
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Less: Allowance for credit loss	83	88
Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Total Trade receivables	3,177	3,083
Not Due | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Total Trade receivables	2,241	2,295
Less Than 6 Months | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Total Trade receivables	914	734
6 Months to 1 Year | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Total Trade receivables	7	31
1-2 Years | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Total Trade receivables	1	10
2 - 3 Year | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Total Trade receivables	9	9
More Than 3 Years | Gross Carrying Value
Disclosure Of Financial Instruments [Line Items]
Total Trade receivables	$ 5	$ 4